Cover	Nov. 02, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41047
Entity Registrant Name	Chain Bridge I
Entity Central Index Key	0001845149
Entity Tax Identification Number	98-1578955
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8 The Green #17538
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	202
Local Phone Number	656-4257
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CBRRF
Units, each consisting of one Class A ordinary share and one-half of one redeemable Warrant to acquire one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable Warrant to acquire one Class A ordinary share
Trading Symbol	CBGGF
Warrants to purchase Class A Ordinary Shares
Title of 12(b) Security	Warrants to purchase Class A Ordinary Shares
Trading Symbol	CBRGF